EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members whereby, subsequent to that date, benefits provided for these new members are based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index for employees hired prior to January 1, 2019. The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of Plan participants, which was approximately nine years at December 31, 2022 (2021 – 10 years; 2020 – nine years).
The Company also provides its employees with savings plans in Canada and Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 12 years at December 31, 2022 (2021 and 2020 – 11 years). In 2022, the Company expensed $64 million (2021 and 2020 – $58 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2022	2021	2020
(millions of Canadian $)

DB Plans	78	105	124
Other post-retirement benefit plans	8	8	9
Savings and DC Plans	64	58	58
	150	171	191
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. After the cash contributions noted above, no additional letters of credit were provided to the Canadian DB Plan in 2022 (2021 – $20 million; 2020 – $13 million). Total letters of credit provided to the Canadian DB plan at December 31, 2022 was $322 million.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2022 and the next required valuation is at January 1, 2023.
In 2022, a settlement occurred for the U.S. DB Plan as a result of lump sum payments made during the year. The impact of the settlement was determined using actuarial assumptions consistent with those employed at December 31, 2022. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, and was recorded in net benefit cost in 2022.
In mid-2021, the Company offered a one-time Voluntary Retirement Program (VRP) to eligible employees. Participants in the program retired by December 31, 2021 and received a transition payment along with existing retirement benefits. In 2021, the Company expensed $81 million mainly related to VRP transition payments which were included in Plant operating costs and other. In addition, $18 million was recorded in Revenues related to costs that are recoverable through regulatory and tolling structures on a flow-through basis.
As a result of employee participation in the VRP in 2021, a settlement and curtailment occurred for the U.S. DB Plan and a curtailment occurred in the U.S. other post-retirement benefits plan (OPEB). The impact of these amounts were determined using actuarial assumptions consistent with those employed at December 31, 2021. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, while the curtailment gain decreased the U.S. DB Plan's benefit obligation by $5 million, both of which were recorded in net benefit cost in 2021. The curtailment loss decreased the OPEB's unrealized actuarial gain by $3 million which was included in OCI and increased the OPEB obligation by $3 million, resulting in no adjustment to net benefit cost in 2021.
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,027	4,326	419	457
Service cost	145	171	5	6
Interest cost	125	119	13	12
Employee contributions	6	6	2	1
Benefits paid	(324)	(372)	(24)	(21)
Actuarial gain	(949)	(208)	(120)	(35)
Curtailment	—	(5)	—	3
Foreign exchange rate changes	51	(10)	15	(4)
Benefit obligation – end of year	3,081	4,027	310	419
Change in Plan Assets
Plan assets at fair value – beginning of year	4,145	4,038	431	441
Actual return on plan assets	(483)	376	(89)	5
Employer contributions[2]	78	105	8	8
Employee contributions	6	6	2	1
Benefits paid	(324)	(372)	(24)	(21)
Foreign exchange rate changes	59	(8)	26	(3)
Plan assets at fair value – end of year	3,481	4,145	354	431
Funded Status – Plan Surplus	400	118	44	12
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a nil (2021 – $20 million) letter of credit provided to the Canadian DB Plan for funding purposes.
The actuarial gain realized on the defined benefit plan obligation is primarily attributable to an increase in the weighted average discount rate from 3.05 per cent in 2021 to 5.15 per cent in 2022.
The actuarial gain realized on the other post-retirement benefit plan obligation is primarily due to the increase in the weighted average discount rate from 3.10 per cent in 2021 to 5.45 per cent in 2022.
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Other long-term assets (Note 15)	400	119	163	193
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 18)	—	(1)	(111)	(173)
	400	118	44	12
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2022	2021

Projected benefit obligation[1]	—	(2,687)	(119)	(183)
Plan assets at fair value	—	2,686	—	—
Funded Status – Plan Deficit	—	(1)	(119)	(183)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2022	2021
(millions of Canadian $)

Accumulated benefit obligation	(2,880)	(3,714)
Plan assets at fair value	3,481	4,145
Funded Status – Plan Surplus	601	431
The Company's DB Plans with respect to accumulated benefit obligations and the fair value of plan assets were fully funded as at December 31, 2022 and December 31, 2021.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2022	2021	2022

Fixed income securities	38%	34%	25% to 50%
Equity securities	44%	53%	30% to 55%
Other investments	18%	13%	10% to 25%
	100%	100%
Fixed income and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2022	2021	2022	2021

Fixed income securities	7	7	0.2%	0.2%
Equity securities	3	5	0.1%	0.1%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and may be used to hedge certain liabilities.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a         risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 28, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

Asset Category
Cash and Cash Equivalents	55	68	1	2	—	—	56	70	1	2
Equity Securities:
Canadian	117	269	—	148	—	—	117	417	3	9
U.S.	897	649	—	164	—	—	897	813	24	18
International	172	126	172	354	—	—	344	480	9	10
Global	—	111	75	313	—	—	75	424	2	9
Emerging	50	25	127	120	—	—	177	145	5	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	221	226	—	—	221	226	6	5
Provincial	—	—	249	331	—	—	249	331	6	7
Municipal	—	—	12	16	—	—	12	16	—	—
Corporate	—	—	108	147	—	—	108	147	3	4
U.S. Bonds:
Federal	177	433	158	15	—	—	335	448	9	10
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	345	67	94	143	—	—	439	210	11	5
International:
Government	5	6	6	7	—	—	11	13	—	—
Corporate	—	—	58	73	—	—	58	73	1	2
Mortgage backed	36	42	1	5	—	—	37	47	1	1
Net forward contracts	—	—	(78)	—	—	—	(78)	—	(2)	—
Other Investments:
Real estate	—	—	—	—	336	283	336	283	9	6
Infrastructure	—	—	—	—	296	281	296	281	8	6
Private equity funds	—	—	—	—	—	1	—	1	—	—
Funds held on deposit	144	150	—	—	—	—	144	150	4	3
	1,998	1,946	1,205	2,065	632	565	3,835	4,576	100	100
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2020	417
Purchases and sales	100
Realized and unrealized gains	48
Balance at December 31, 2021	565
Purchases and sales	52
Realized and unrealized gains	15
Balance at December 31, 2022	632
The Company's expected funding contributions in 2023 are approximately $32 million for the DB Plans, $6 million for the other post-retirement benefit plans and approximately $69 million for the savings plans and DC Plans. The Company does not expect to issue additional letters of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2023	210	25
2024	214	24
2025	217	24
2026	221	23
2027	224	23
2028 to 2032	1,160	111
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2022. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2022	2021	2022	2021

Discount rate	5.15%	3.05%	5.45%	3.10%
Rate of compensation increase	3.30%	2.95%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2022	2021	2020	2022	2021	2020

Discount rate	3.05%	2.70%	3.20%	3.10%	2.80%	3.35%
Expected long-term rate of return on plan assets	6.10%	6.15%	6.40%	3.25%	3.00%	3.50%
Rate of compensation increase	3.00%	2.60%	3.00%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 6.10 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2023 measurement purposes. The rate was assumed to decrease gradually to 4.80 per cent by 2030 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2022	2021	2020	2022	2021	2020

Service cost[1]	145	171	155	5	6	6
Other components of net benefit cost[1]
Interest cost	125	119	133	13	12	14
Expected return on plan assets	(239)	(234)	(230)	(14)	(13)	(14)
Amortization of actuarial loss	10	23	21	1	2	2
Amortization of regulatory asset	12	27	25	1	2	2
Curtailment gain	—	(5)	—	—	—	—
Settlement gain – AOCI	(2)	(2)	—	—	—	—
	(94)	(72)	(51)	1	3	4
Net Benefit Cost Recognized	51	99	104	6	9	10
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

year ended December 31	2022		2021		2020
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	38	24	147	5	358	22
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2022		2021		2020
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(10)	(1)	(23)	(2)	(21)	(2)
Curtailment	—	—	—	3	—	—
Settlement	2	—	2	—	—	—
Funded status adjustment	(101)	20	(190)	(18)	(18)	3
	(109)	19	(211)	(17)	(39)	1